COLT 2024-INV2 Mortgage Loan Trust ABS-15G

Exhibit 99.50

Seller	Loan ID	Dummy ID	Seller Loan ID	Investor Loan ID	LSF ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXXX	4350106526	XXXX	Closed	XXXX	XXXX	Resolved	1 - Information	Property	Property	Property in Disaster Area – Property located in a FEMA declared disaster area. Inspection post incident date was not provided	Resolved-Incident was more than 120 days from the appraisal inspection, no investigation was necessary. - Due Diligence Vendor-03/20/2024
Resolved-Post incident inspection provided - Due Diligence Vendor-03/20/2024
Ready for Review-The disaster was in XXXX - Incident Period: XXXX - XXXX- Declaration Date: XXXX - nothing should be required - Buyer-03/20/2024
Open-Subject property is in recent disaster area and there is no post incident inspection XXX XXXX (XXXX). Lender guidelines require the appraiser to comment on the adverse event and that there has been no change in the valuation. Despite this requirement, the appraiser did not comment on the adverse event. - Due Diligence Vendor-03/19/2024	Resolved-Incident was more than 120 days from the appraisal inspection, no investigation was necessary. - Due Diligence Vendor-03/20/2024
 Resolved-Post incident inspection provided - Due Diligence Vendor-03/20/2024
																				XXXX	Investment	Purchase	NA	XXXX	N/A	N/A